Gains (losses) from operating activities in the statement of income, included according to their nature (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Products and Services [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines.

(a)	Geographic areas:

For the period ended December 31, 2020
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	100,353	1,234	399	23,963	4,059	23,737	153,745
Latin America and the Caribbean	69,535	10,843	1,597	72,697	4,951	367	159,990
Europe	145,896	142,161	49,719	30,029	11,585	735	380,125
North America	246,737	90,292	25,558	39,432	23,963	1,588	427,570
Asia and Others	139,167	90,127	306,100	43,173	116,050	1,144	695,761
Total	701,688	334,657	383,373	209,294	160,608	27,571	1,817,191

For the period ended as of December 31, 2019
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,975	1,064	599	27,371	39,512	33,336	211,857
Latin America and the Caribbean	78,872	7,972	3,593	64,868	6,354	269	161,928
Europa	149,992	123,525	76,250	27,973	15,289	735	393,764
North America	243,399	90,070	45,810	43,312	27,798	883	451,272
Asia and Others	141,682	148,389	379,462	48,627	5,922	752	724,834
Total	723,920	371,020	505,714	212,151	94,875	35,975	1,943,655

For the period ended as of December 31, 2018
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	111,595	1,052	700	25,593	4,575	45,834	189,349
Latin America and the Caribbean	77,737	6,389	3,598	80,192	12,098	177	180,191
Europe	200,229	112,080	103,430	46,068	17,384	473	479,664
North America	240,995	83,587	68,254	50,685	27,347	647	471,515
Asia and Others	151,195	121,864	558,819	64,936	46,863	1,407	945,084
Total	781,751	324,972	734,801	267,474	108,267	48,538	2,265,803

Disclosure Of Revenue By Products Text Block [Text Block]
(b)	Main product and service lines:

	For the period from January to December of the year
Products and Services	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	701,688	723,920	781,751
- Sodium Nitrates	18,291	20,679	17,688
-Potassium nitrate and sodium potassium nitrate	424,041	457,477	527,945
- Specialty Blends	163,033	153,739	145,511
- Other specialty fertilizers	96,323	92,025	90,607
Iodine and derivatives	334,657	371,020	324,972
Lithium and derivatives	383,373	505,714	734,801
Potassium	209,294	212,151	267,474
Industrial chemicals	160,608	94,875	108,267
Other	27,571	35,975	48,538
- Services	3,241	3,410	4,017
- Income from property leases	1,457	1,438	1,474
- Income from subleases on right-of-use assets	176	261	-
- Commodities	11,938	16,176	18,581
-Other ordinary income of Commercial Offices	10,759	14,690	24,466
Total	1,817,191	1,943,655	2,265,803

Disclosure of cost of sales [text block]
23.2	Cost of sales

Cost of sales broken down by nature of expense

	For the period from January to December of the year
Nature of expense	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(287,877)	(271,912)	(260,869)
Classes of employee benefit expenses	(178,956)	(178,493)	(203,571)
Depreciation expense	(182,410)	(188,157)	(212,641)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,814)	(5,450)	-
Amortization expense	(12,655)	(5,102)	(6,376)
Investment plan expenses	(14,286)	(18,367)	(11,860)
Provision for site closure	(911)	(911)	(2,045)
Provision for materials, spare parts and supplies	640	(7,500)	1,721
Contractors	(142,001)	(120,793)	(120,923)
Operating leases	(57,461)	(47,708)	(37,245)
Mining concessions	(6,645)	(7,856)	(8,168)
Operations transport	(68,730)	(56,376)	(64,352)
Freight / product transport costs	(52,156)	(46,264)	(51,387)
Purchase of products from third parties	(224,115)	(210,583)	(182,695)
Insurance	(17,657)	(16,968)	(11,923)
CORFO rights and other agreements	(74,418)	(143,861)	(182,954)
Export costs	(71,718)	(75,908)	(107,418)
Expenses related to Variable Parts Leases (contracts under IFRS 16)	(1,133)	(1,037)	-
Variation in inventory	97,467	52,557	20,597
Variation in inventory provision	7,244	17,107	(8,997)
Other	(40,729)	(50,021)	(34,525)
Total	(1,334,321)	(1,383,603)	(1,485,631)

Disclosure of detailed information about other income [Text Block]
23.3	Other income

Other income	For the period from January to December of the year
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	665	676	705
Fines charged to suppliers	267	483	698
Taxes recovered	346	457	996
Amounts recovered from insurance	14,719	492	443
Overestimate of provisions for third-party obligations	118	983	375
Sale of assets classified as properties, plant and equipment	3,222	2,422	1,536
Options on mining rights	5,852	5,298	16,095
Easements, pipelines and roads	1,619	7,204	10,806
Mining licenses and notary costs reimbursed	85	203	394
Total	26,893	18,218	32,048

Description of detailed information about employee benefits by nature of expenses [Text Block]
23.4	Administrative expenses

Administrative expenses	For the period from January to December of the year
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(55,152)	(60,255)	(63,880)
Marketing costs	(2,377)	(3,911)	(3,078)
Amortization expenses	(91)	(5)	(15)
Entertainment expenses	(4,858)	(5,783)	(4,805)
Advisory services	(13,880)	(13,862)	(12,848)
Lease of buildings and facilities	(3,111)	(3,653)	(4,556)
Insurance	(3,478)	(2,553)	(1,758)
Office expenses	(6,204)	(7,327)	(8,165)
Contractors	(5,079)	(4,874)	(5,730)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(2,617)	(2,501)	-
Other expenses, by nature	(10,170)	(12,456)	(13,291)
Total	(107,017)	(117,180)	(118,126)

Disclosure of detailed information about other expenses [Text Block]
23.5	Other expenses

Other expenses	For the period from January to December of the year
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Depreciation and amortization expense
Depreciation of assets not in use	(42)	(136)	(59)
Subtotal	(42)	(136)	(59)
Impairment losses (reversals of impairment losses) recognized in profit for the year
Properties, plant and equipment	(9,563)	(49)	(1,390)
Intangible assets other than goodwill	(1,658)	(913)	(1,736)
Goodwill	(140)	(140)	(3,254)
Amortization of intangible assets	(283)	-	-
Subtotal	(11,644)	(1,102)	(6,380)
Other expenses, by nature
Legal expenses	(69,965)	(9,277)	(15,139)
VAT and other unrecoverable taxes	(626)	(613)	(1,187)
Fines paid	(314)	(145)	(965)
Investment plan expenses	(864)	(1,693)	(7,555)
Exploration expenses	(5,262)	(5,537)	(5,864)
Donations	(8,793)	(5,026)	(4,502)
Reorganization of related businesses	-	-	6,000
Other operating expenses	(2,102)	(2,466)	(1,256)
Subtotal	(87,926)	(24,757)	(30,468)
Total	(99,612)	(25,995)	(36,907)

Disclosure of detailed information about other income expenses [Text Block]

23.6	Other gains (losses)

	For the period from January to December of the year
Other income (expenses)	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Adjust previous year application method of participation	(49)	(985)	(664)
Losses in the sale of investments in associates	(11,830)	-	(759)
Impairment of interests in associates	7,235	631	(8,802)
Losses in the sale of investments in joint Ventures	(481)	-	14,507
Others	(188)	(29)	2,122
Total	(5,313)	(383)	6,404

Disclosure of detailed information about impairment reversion of value of financial assets impairment Losses [Text Block]
23.7	(Impairment) /reversion of value of financial assets impairment losses

	For the period from January to December of the year
Description	2020	2019	2018
	ThUS$	ThUS$	ThUS$
(Impairment) /reversion of value of financial assets impairment losses (See Note 13.2)	4,684	(1,057)	2,967
Total	4,684	(1,057)	2,967

Disclosure of detailed information about expenses by nature [Text Block]
23.8	Summary of expenses by nature

The following summary considers notes 23.2, 23.4 and 23.5

Expenses by nature	For the period from January to December of the year
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(287,877)	(271,912)	(260,869)
Classes of Employee Benefit Expenses	(234,108)	(238,748)	(267,451)
Depreciation and amortization expense
Depreciation expense	(182,452)	(188,293)	(212,700)
Depreciation of Right-of-use Assets	(8,431)	(7,951)	-
Impairment of Value	(1,658)	(913)	(1,390)
Properties, plant and equipment	(9,563)	(49)	(3,254)
Goodwill	(140)	(140)	-
Amortization expense	(13,029)	(5,107)	(8,127)
Legal expenses	(69,965)	(9,277)	(15,139)
Investment plan expenses	(15,150)	(20,060)	(19,415)
Exploration expenses	(5,262)	(5,537)	(5,864)
Provision for site closure	(911)	(911)	(2,045)
Provision for materials, spare parts and supplies	640	(7,500)	1,721
Contractors	(147,080)	(125,667)	(126,653)
Operation leases	(60,572)	(51,361)	(41,801)
Mining concessions	(6,645)	(7,856)	(8,168)
Operation transport	(68,730)	(56,376)	(64,352)
Freight and product transport costs	(52,156)	(46,264)	(51,387)
Purchase of products from third parties	(224,115)	(210,583)	(182,695)
CORFO rights y other agreements	(74,418)	(143,861)	(182,954)
Export costs	(71,718)	(75,908)	(107,418)
Expenses related to Variable Parts Leases (IFRS 16)	(1,133)	(1,037)	-
Insurance	(21,135)	(19,521)	(13,681)
Restructuring of joint ventures			6,000
Consultant and advisor services	(13,880)	(13,862)	(12,848)
Variation in gross inventory	97,467	52,557	20,597
Variation in provision on product inventory	7,244	17,107	(8,997)
Other expenses	(76,173)	(87,748)	(71,774)
Total expenses by nature	(1,540,950)	(1,526,778)	(1,640,664)

Disclosure of interest expense [text block]
23.9	Finance expenses

	For the period from January to December of the year
Finance expenses	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(2,797)	(2,133)	(1,707)
Interest expense from bonds	(87,030)	(72,984)	(55,887)
Interest expense from loans	(1,598)	(2,682)	(3,093)
Capitalized interest expenses	8,462	7,841	5,021
Financial expenses for restoration and rehabilitation provisions	2,947	(4,417)	(960)
Interest on lease agreement	(1,133)	(1,535)	-
Other finance costs	(1,050)	(1,029)	(1,181)
Total	(82,199)	(76,939)	(57,807)

Disclosure of finance income [text block]
23.10	Finance income

	For the period from January to December of the year
Finance income	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Interest from term deposits	10,260	15,345	13,758
Interest from marketable securities	2,147	6,765	6,253
Interest from maintenance of minimum bank balance in current account	18	-	262
Other finance income	1,031	4,130	2,195
Other finance interest	259	49	65
Total	13,715	26,289	22,533